Shares to be issued - liability	9 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Shares to be issued - liability
16.	Shares to be issued – liability

During the year ended June 30, 2018, the Company had entered into multiple private placement agreements and had shares to be issued under liability in total amount of $2,691,000.

During the three months ended September 30, 2018, the Company issued 3,700,000 shares of the Company’s common stock for cash in total amount of $185,000. Share to be issued under liability is reduced by $185,000 due to such issuance.

During the three months ended September 30, 2018, the Company had entered into a multiple private placement agreement and had increased shares to be issued under liability by 1,000,000 shares, for total amount of $50,000.

During the three months ended December 31, 2018, the Company issued 45,307,142 shares of the Company’s common stock for cash & services in total amount of $2,506,000. Share to be issued is reduced by $2,506,000 due to such issuance.

As of March 31, 2019 and June 30, 2018, the Company had balance of $50,000 and $2,691,000 share to be issued.